Leases (Operating Leases) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Assets and Liabilities, Lessee
Right-of-use asset	$ 58	$ 58
Lease liabilities, Current	3	3
Lease liabilities, Long-term	59	58
Total lease liabilities	62	61
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	8	7
Right-of-use assets obtained in exchange for lease obligations: Operating leases	$ 1	$ 0
Weighted average remaining lease term (years)	44 years	44 years
Weighted average discount rate - operating leases	0.0398%	0.0398%